Taxes on Income (Details) - Schedule of deferred tax assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carry forward	$ 32,312	$ 27,288
Temporary differences mainly relating to Research and Development	3,581	2,241
Deferred tax asset before valuation allowance	35,893	29,529
Valuation allowance	(35,893)	(29,529)
Deferred tax asset, net